Summary of Significant Accounting Policies (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
After-tax income percentage	50.00%
Tax authorities	5 years
Accumulated other comprehensive loss	$ (8,046)	$ (7,366)
Allowance for doubtful accounts	3,135	3,269
Contract liabilities recognized	700			$ 900
Contract liabilities	$ 1,200	1,000
Operating leases term	1 year		1 year
Tax benefit rate	50.00%
Deposited amount	$ 14,700	29,300
Deposit insurance limit (in Yuan Renminbi) | ¥			¥ 500,000
Advertising expense	$ 12,600	$ 26,400
Percentage depreciated	0.62%	1.70%
Revenues percentage	28.80%
Registered of capital	$ 27,200	$ 27,200
Value added tax (“VAT”) [Member]
Summary of Significant Accounting Policies [Line Items]
Tax authorities	1 year
Fujian Jinwang Yuntong Logistics Technology Co., Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues percentage	27.50%
Fujian Jinwang Yuntong Logistics Technology Co., Ltd. [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.00%	13.70%
Management Services [Member]
Summary of Significant Accounting Policies [Line Items]
Contract liabilities	$ 1,000	$ 900
China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Translated rate	7.1051		7.1051	6.9291
China, Yuan Renminbi | Equity [Member]
Summary of Significant Accounting Policies [Line Items]
Translated rate	7.1268	7.0827	7.1268
United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Translated rate	1		1